Operating leases - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Total lease cost	$ 11,473	$ 11,923	$ 32,522	$ 33,736
Right-of-use assets obtained in exchange for lease obligations	$ 4,100	13,300	$ 13,900	59,900
Weighted average remaining lease term	5 years 11 months 19 days		5 years 11 months 19 days		6 years 6 months 21 days
Weighted average discount rate	3.95%		3.95%		4.01%
Operating lease liabilities, current	$ 38,100		$ 38,100		$ 36,800
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities		Other Liabilities		Other Liabilities
Operating lease liabilities, non-current	$ 125,110		$ 125,110		$ 140,085
Selling, general and administration costs
Lessee, Lease, Description [Line Items]
Total lease cost	9,800	10,600	27,900	28,600
Direct costs
Lessee, Lease, Description [Line Items]
Total lease cost	$ 1,700	$ 1,300	$ 4,600	$ 5,100